General information and basis of preparation	12 Months Ended
Dec. 31, 2023
General Information About Financial Statements [Abstract]
General information and basis of preparation

1	General information and basis of preparation
General information
Super Group (SGHC) Limited ("Super Group" or the "Company") is a holding company primarily engaged, through its operating subsidiaries, in the business of online sports betting and casino games.
The Company is a limited company incorporated under the Companies (Guernsey) Law, 2008 (the "Companies Law") on March 29, 2021. The registered office is located at Kingsway House, Havilland Street, St Peter Port, Guernsey.
Super Group and its subsidiaries (together the "Group") operate a number of interactive gaming services under licenses granted by gaming authorities in various countries. Super Group is the ultimate holding company of the Group. These interactive gaming services consist mainly of casino games of chance and sports betting. The Group is focused on the delivery of a converged interactive gaming experience allowing its customers to interact with its games under several brands on a variety of platforms. The Group also licenses the Betway brand to companies external to the Group.
The consolidated financial statements of the Group for the year ended December 31, 2023 were authorized for issue in accordance with a resolution of the Board of Directors on April 25, 2024.
Basis of preparation
These consolidated financial statements have been prepared in conformity with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").
Super Group was incorporated with the purpose of reorganizing the previous group headed by SGHC Limited (hereinafter “SGHC”) and to execute an agreement dated April 23, 2021 with new investors (hereinafter the “Business Combination Agreement”) to effect a public listing of shares (hereinafter the “Transaction”) on the New York Stock Exchange ("NYSE"). On January 27, 2022 (the “Closing Date”) the Company completed the merger pursuant to the Business Combination Agreement, by and among SGHC, Super Group, Sports Entertainment Acquisition Corp ("SEAC"), a NYSE publicly traded special purpose acquisition company based in the United States, Super Group Holding Company Merger Sub, Inc ("Merger Sub"), a Delaware corporation and a wholly-owned subsidiary of Super Group, which resulted in the public listing of the Group.
Prior to the closing date, SGHC shareholders (“Pre-Closing Holders”) exchanged all issued shares in SGHC for newly issued shares in Super Group at an agreed ratio of 8.51 to 1. As a consequence of the exchange previously existing shareholders of SGHC obtained 458,721,777 ordinary shares in Super Group, equating to 93.58% of the issued capital of Super Group at the Closing Date. As a result of the share exchange prior to the closing, this ratio resulted in each individual SGHC shareholder maintaining the same ownership percentage in Super Group as each shareholder had in SGHC.
On the Closing date, SEAC merged with and into Merger Sub, with SEAC as the surviving company continuing as a wholly owned subsidiary of Super Group and at the effective time of the merger, each share of Class A common stock of SEAC was cancelled and extinguished and converted into the right to receive one ordinary share of no par value of Super Group.
Super Group could not be considered a separate entity acting in its own right, and the economic substance of its incorporation and the holding of SGHC shares constitutes a reorganization of the Group for the sole purpose of the public listing. As such, Super Group did not meet the definition of a business under IFRS 3 and therefore the transaction was accounted for as a capital reorganization. Under a capital reorganization, the consolidated financial statements of Super Group reflect the pre-combination book values. Consequently, management has concluded that Super Group should recognize in its consolidated financial statements the net assets of SGHC and subsidiaries as per their preceding carrying amounts, and that comparatives should be re-presented, as the consolidated financial statements of Super Group are a continuation of those of SGHC. The opening retained earnings of Super Group has been reflected in the Consolidated Statement of Changes in Equity as of the date of common control, which is determined to be January 27, 2022. Therefore, the consolidated financial information as of and for the year December 31, 2021 represent consolidated financial information of SGHC only.

1	General information and basis of preparation (continued)
Following the capital reorganization, SGHC is a wholly owned subsidiary of Super Group. The comparative financial statements are based on the operations of SGHC prior to the capital reorganization. Comparative earnings per share, basic and diluted were restated for the effect of the capital reorganization.
The accounting principles set out below, unless stated otherwise, have been applied consistently for all years presented in the consolidated financial statements. Super Group’s fiscal year ends December 31. All intercompany transactions are eliminated during the preparation of the consolidated financial statements.
These consolidated financial statements are presented in Euros being the currency of the primary economic environment in which the Company operates. Foreign operations are included in accordance with the policies set out in note 2.12.
The consolidated financial statements have been prepared on a historical cost basis, unless otherwise stated. All amounts presented are rounded to the nearest thousand except when otherwise indicated. Due to rounding, differences may arise when individual amounts or percentages are added together.